Acquisition of Liberty Dialysis Holdings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total [Abstract]
Cash and noncash paid for acquisitions, investments and intangible assets	$ 1,779,058	$ 495,725	$ 1,878,908
Cash paid for acquisitions and investments net of cash acquired and purchases of intangible assets	(1,779,058)	(495,725)	(1,878,908)
Acquisition only [Abstract]
Net cash paid for acquisitions	(1,479,521)	(287,995)	(1,869,788)
Goodwill, Acquired During Period	$ 1,710,807	$ 258,216